RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 16 – RELATED PARTY TRANSACTIONS

The Company utilizes Vincent Chase Inc., which is a related party and 100% owned by a co-founder of the Company for management advisory and consulting services.  During the nine months ended September 30, 2014, the Company incurred $150,000 for these services at the rate of $12,500 per month for the first half of 2014 and $25,000 for the three months ended September 30, 2014.

During 2013, the Company issued two promissory notes payable to Vincent Chase Inc., on September 20, 2013 in the amount of $150,000 and on October 28, 2013 in the amount of $100,000. At December 31, 2013 the outstanding amount for the combined notes was $111,794. As of September 30, 2014 these notes were repaid in full.

During the first nine months of 2014, the Company issued four notes payable to PVM International Inc. (“PVMI”), a related party which is 100% owned by a co-founder of the Company in the amounts of $250,000, $100,000, $500,000, and $375,000.  These notes were subsequently partially repaid leaving $391,674 outstanding as of September 30, 2014. During the first nine months of 2014, the Company issued a notes payable to Vincent Chase, Inc., a related party which is 100% owned by a co-founder of the Company in the amounts of $100,000. The aggregate amount of outstanding notes payable to related parties as of September 30, 2014 was $491,674. The notes bear no interest and are payable on demand.

During the first nine months of 2014, the Company had sales to a related party and shareholder in the amount of $1,000,000. In addition, the same related party paid the Company $150,000 during the first quarter of 2014 on behalf of one of its partners.

On October 9, 2014 the Company made a principal payment to PVMI for $3,197.

On July 21, 2014, the Company also paid $75,000 to PVMI as a partial payment for advances made by PVMI for escrow deposits used to secure properties for possible license acquisition in the San Diego market area.

The Company utilized Dr. Bruce Consulting which is a related party and 100% owned by one of Company’s major shareholders and former Chief Executive Officer for management consulting and advisory service. During the nine months ended September 30, 2014 the Company incurred expenses in the amount of $18,750 for consulting and advisory services to Dr. Bruce Consulting. The Company will pay an additional $12,500 for consulting services to be provided in November 2014.

During the application process for dispensaries and cultivation centers in Illinois, which took place in September, 2014, Dr. Bruce Bedrick, a major shareholder, provided funding to the applicant entity in the amount of $500,000. This amount was returned by the applicant entity to Dr. Bruce Bedrick by September 30, 2014.

During the third quarter of 2014 the CEO of the company and the Chairman of the board, Mr. Guy Marsala received 20,000 shares from the founder and major shareholder of the Company out of his personal holdings to compensate Mr. Marsala for his performance. On October 24, 2014 the Compensation Committee of the Board of Directors recommended that shares be returned to the founder and issued by the Company as part of the yearly RSU grant. In November 2014, Mr. Marsala returned 20,000 shares to founder and major shareholder and 20,000 additional shares were approved to increase Mr. Marsala’s first year RSU grant from 50,000 RSU’s to 70,000 RSU’s. (for details see Note 19 – “Subsequent events”)

During the third quarter of 2014, the Company created the following affiliated entities in connection with license applications: A. Hanna Growers, Inc., Herbal Choice of Illinois, Inc., Nature’s Treatment of Illinois, Inc., Green Blossom of Illinois, Inc., Midwestern Compassionate Care of Illinois, Inc., Midwestern Wellness Group of Illinois, Inc., Green Blossom, Inc., Nature’s Treatment, Inc. and Herbal Choice, Inc.

Note 11 – Related Party Transactions

During 2012, the Company issued notes payable to a shareholder in the aggregate amount of $125,000 in exchange for the shareholder’s original investment in PVM common stock.  The notes bear no interest and are due on demand.  As of December 31, 2012, the outstanding balance on the notes was $94,000 and as of December 31, 2013, the notes were paid in full.

On January 1, 2012, the Company issued a note payable to PVMI which is 100% owned by the founder of the Company in the amount of $1,000,000 along with the issuance of 2,000,000 shares of the Company’s common stock for 100% of PVMI Named Subsidiaries and for the exclusive use of patents related to PVMI’s dispensing systems. The note was secured with 1,000,000 shares of the Company’s common stock.  The note was due on demand and bore interest at 10% of the outstanding balance beginning January 1, 2013. The balance at December 31, 2012 was $775,038 and as of December 31, 2013, the note was paid in full.

The Company utilizes Vincent Chase Inc., which is 100% owned by the founder of the Company for management advisory and consulting services.  During the years ended December 31, 2013 and 2012, the Company incurred fees of $262,500 and $230,706, respectively, for these services.

During 2013, the Company issued two promissory notes payable to Vincent Chase Inc., on September 20, 2013 in the amount of $150,000 and on October 28, 2013 in the amount of $100,000.   At December 31, 2013 the outstanding amount for the combined notes was $111,794.

The Company utilizes Kind Clinics, LLC, which is 100% owned by the Chief Executive Officer of the Company for management advisory and consulting services.  During the year ended December 31, 2012, the Company incurred $113,613 in fees for these services.

For the year ending December 31, 2013, the Company paid salary to Dr. Bruce Bedrick, the Chief Executive Officer in the gross amount of $133,991. In addition, during 2013 the Company paid  to Dr. Bedrick various expense reimbursements related to Company construction projects in Arizona in the amount of $98,519 and advances on investments in Bio-tech in the amount of $24,000.

For the year ended December 31, 2012 the Company utilized AVT, Inc., for the procurement, manufacture and assembly of its dispensary units. During 2012, the Company incurred approximately $480,000 and $510,000 in manufacturing costs. In addition, the Company’s existing inventory of dispensary units was held at AVT, Inc.’s manufacturing facility in Corona, California on behalf of the Company. The Company believes that its transactions with AVT, Inc. during 2012 were completed on an arms-length basis.